Schedule of intangible assets, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,142	$ 3,997	$ 3,697
Less: accumulated amortization	(2,526)	(3,213)	(2,956)
Net book value	616	784	741
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	3,138	3,992	3,692
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 4	$ 5	$ 5